Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Cash and cash equivalents
Cash		$ 5,986,217		$ 2,360,422	$ 2,916,936
Total cash and cash equivalents	$ 292,525	5,987,164	$ 144,563	2,958,804	3,429,873	$ 2,958,902
Bank notes
Cash and cash equivalents
Cash equivalents				$ 598,382	512,027
Money market investment funds
Cash and cash equivalents
Cash equivalents		$ 947			$ 910